Average Annual Total Returns - Cohen & Steers Global Realty Shares, Inc.	May 01, 2021
FTSEEPRANareitDevelopedRealEstateIndex [Member]
Average Annual Return:
1 Year	(9.04%)
5 Years	3.74%
10 Years	5.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.21%
10 Years	13.88%
Class A
Average Annual Return:
1 Year	(7.03%)
5 Years	5.21%
10 Years	5.83%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(7.62%)
5 Years	3.71%
10 Years	4.77%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(3.95%)
5 Years	3.58%
10 Years	4.31%
Class C
Average Annual Return:
1 Year	(4.27%)
5 Years	5.49%
10 Years	5.63%
Class I
Average Annual Return:
1 Year	(2.36%)
5 Years	6.53%
10 Years	6.67%
Class R
Average Annual Return:
1 Year	(2.82%)
5 Years	6.02%
10 Years		[1]
Inception Date	Oct. 01, 2014
Class Z
Average Annual Return:
1 Year	(2.33%)
5 Years	6.55%
10 Years		[1]
Inception Date	Oct. 01, 2014

[1]
The inception date for Class R and Class Z shares is October 1, 2014. Since inception and through December 31, 2020, Class R shares and Class Z shares had a return before taxes of 6.40% and 6.91%, respectively.